Schedule of Investments

March 31, 2024 (unaudited)

Balanced Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - 57.3%

Communication Services - 4.1%
ALPHABET INC (A) (1)	4,740	715,408
ALPHABET INC. (C) (1)	46,740	7,116,632
META PLATFORMS INC	13,552	6,580,580
NETFLIX INC (1)	1,597	969,906
TELEPHONE & DATA SYS INC DEL NEW	5,113	81,910
TRIPADVISOR INC (1)	648	18,008
VERIZON COMMUNICATIONS INC	8,986	377,053

		15,859,497

Consumer Discretionary - 8.9%
AMAZON.COM INC (1)	28,789	5,192,960
BURLINGTON STORES INC (1)	1,972	457,879
DR HORTON INC	10,657	1,753,609
EBAY INC	12,248	646,449
GARMIN LIMITED	43,253	6,439,074
HOME DEPOT INC	3,534	1,355,642
HOVNANIAN ENTERPRISES INC (1)	1,080	169,495
KB HOME	2,705	191,730
LA Z BOY INC	1,417	53,308
LEGGETT & PLATT INC	18,391	352,188
LENNAR CORP	28,655	4,928,087
LOWES COMPANIES INC	1,157	294,723
LULULEMON ATHLETICA INC (1)	12	4,688
MDC HOLDINGS INC	5,721	359,908
MOHAWK INDS INC (1)	14,232	1,862,826
NVR INC (1)	64	518,397
PULTEGROUP INC	21,809	2,630,602
ROSS STORES INC	19,497	2,861,380
TEMPUR SEALY INTERNATIONAL INC	4,870	276,713
TJX COMPANIES INC	10,781	1,093,409
TOLL BROS INC	6,532	845,045
Town Sports International (1)(4)	1,777	0
WHIRLPOOL CORP	15,455	1,848,882

		34,136,994

Consumer Staples - 2.2%
CASEYS GEN STORES INC	2,166	689,763
COSTCO WHOLESALE CORP	3,262	2,389,839
KROGER CO	17,552	1,002,746
MONDELEZ INTERNATIONAL INC (A)	6,033	422,310
PERFORMANCE FOOD GROUP CO (1)	198	14,779
TARGET CORPORATION	5,631	997,870
WALGREEN BOOTS ALLIANCE INC	14,410	312,553
WALMART INC	42,337	2,547,417

		8,377,277

Energy - 3.9%
CHENIERE ENERGY INC	7,698	1,241,533
CHEVRON CORP	12,241	1,930,895
CONOCOPHILLIPS	9,622	1,224,688
DEVON ENERGY CORP	1,759	88,267
DIAMONDBACK ENERGY, INC	12,085	2,394,884
DT MIDSTREAM INC	3,148	192,343
EOG RESOURCES INC	10,623	1,358,044
EXXON MOBIL CORP	20,116	2,338,284
HF SINCLAIR CORPORATION	465	28,072
MARATHON OIL CORP	482	13,660
ONEOK INC NEW	10,773	863,671

OVINTIV INC	2,633	136,653
PHILLIPS 66	704	114,991
PIONEER NATURAL RESOURCES	6,850	1,798,125
SCORPIO TANKERS INC	338	24,184
TEEKAY CORPORATION (1)	1,515	11,029
VALERO ENERGY CORP	7,294	1,245,013
WILLIAMS COS INC	271	10,561

		15,014,897

Financials - 9.7%
ALLY FINANCIAL INC	29,145	1,182,996
AMERIPRISE FINANCIAL, INC	6,105	2,676,676
BANK OF NEW YORK MELLON CORP	10,474	603,512
Berkshire Hathaway Class B (1)	42,587	17,908,685
CAPITAL ONE FINL CORP	5,943	884,853
CHUBB LIMITED	1,139	295,149
CITIZENS FINANCIAL GROUP INC	10,502	381,118
ESSENT GROUP LTD	3,983	237,028
FIRST AMERICAN FINANCIAL CORP	5,081	310,195
INTERNATIONAL MONEY EXPRESS INC (1)	440	10,045
MASTERCARD INCORPORATED	16,972	8,173,206
MEDLEY MANAGEMENT INC (1)(4)	101	0
NERDWALLET, INC. (1)	1,436	21,109
NORTHERN TRUST CORP	19,811	1,761,594
PROG HOLDINGS INC	1,589	54,725
REINSURANCE GRP OF AMER INC	928	178,993
STATE STREET CORP	22,024	1,702,896
STEWART INFORMATION SVCS CRP	4,329	281,645
SYNCHRONY FINANCIAL	3,562	153,593
WAFD INC	1,910	55,447

		36,873,465

Healthcare - 5.0%
ABBVIE INC	3,847	700,539
BRISTOL-MYERS SQUIBB CO	23,185	1,257,323
CENTENE CORPORATION (1)	14,911	1,170,215
ELEVANCE HEALTH INC	4,068	2,109,421
ELI LILLY & CO	4,489	3,492,262
ENCOMPASS HEALTH CORPORATION	2,292	189,273
GILEAD SCIENCE INC	12,306	901,415
HUMANA INC	491	170,240
JOHNSON AND JOHNSON	22,113	3,498,055
MCKESSON CORP	3,564	1,913,333
PFIZER INC	21,305	591,214
THE CIGNA GROUP	3,106	1,128,068
UNITEDHEALTH GROUP INC (DEL)	2,768	1,369,330
VIATRIS INC.	5,057	60,381
VIKING THERAPEUTICS, INC. (1)	105	8,610
ZOETIS INC	4,397	744,016

		19,303,695

Industrials - 6.9%
A. O. SMITH CORP	7,025	628,457
AECOM	17,522	1,718,558
AGCO CORP	2,589	318,499
AIR LEASE CORP	2,947	151,594
ALLEGION PLC	7,815	1,052,759
APPLIED INDUSTRIAL TECH INC	442	87,317
BOISE CASCADE COMPANY	2,273	348,610
BROADRIDGE FIN'L SOLUTIONS	1,741	356,661
BUILDERS FIRSTSOURCE INC (1)	1,233	257,142
CSX CORP	11,110	411,848
DELTA AIR LINES INC. (NEW)	21,171	1,013,456
EAGLE BULK SHIPPING INC (1)	5,734	358,203
EMCOR GROUP INC	2,846	996,669
FASTENAL CO	42,064	3,244,817
FERGUSON PLC	12,937	2,825,829
GENCO SHIPPING & TRADING LTD	4,861	98,824
GRACO INC	2,997	280,100
GRAINGER W W INC	776	789,425
J.B. HUNT TRANSPORT SERVICES INC	528	105,204

JOHNSON CONTROLS INTERNATIONAL PLC	6,293	411,059
LIMBACH HOLDINGS INC (1)	1,370	56,745
MATSON INC	379	42,600
MSC INDUSTRIAL DIRECT CO INC	12,715	1,233,864
NORFOLK SOUTHERN CORP	6,615	1,685,965
OWENS CORNING INC	4,514	752,935
QUANTA SERVICES INC	983	255,383
RYDER SYS INC	145	17,428
TRANE TECHNOLOGIES PLC	4,833	1,450,867
UFP Industries, Inc.	3,325	409,008
UNION PACIFIC CORP	12,854	3,161,184
UNITED AIRLINES HOLDINGS INC (1)	17,818	853,126
VERISK ANALYTICS INC	3,962	933,962
WASTE MANAGEMENT INC	447	95,278

		26,403,376

Information Technology - 15.5%
ADVANCED MICRO DEVICES INC (1)	7,404	1,336,348
AMKOR TECHNOLOGY INC	871	28,081
ANALOG DEVICES INC	19,822	3,920,593
APPLE INC	16,062	2,754,312
APPLIED MATERIALS INC	10,294	2,122,932
BROADCOM INC	3,651	4,839,072
CDW CORPORATION	1,557	398,249
CIRRUS LOGIC INC (1)	4,921	455,488
CONSENSUS CLOUD SOLUTIONS, INC. (1)	1,598	25,344
DIGITAL TURBINE INC (1)	17,787	46,602
DOCUSIGN INC (1)	3,382	201,398
ENPHASE ENERGY INC (1)	4,342	525,295
FIRST SOLAR INC (1)	6,361	1,073,737
GLOBALFOUNDRIES INC. (1)	2,274	118,498
ICHOR HOLDINGS (1)	1,508	58,239
INTEL CORP	36,554	1,614,590
INTEST CORP (1)	611	8,096
KLA Corporation	581	405,869
MARATHON DIGITAL HOLDINGS, INC (1)	420	9,484
MARVELL TECHNOLOGY INC.	1,329	94,200
MICROCHIP TECH INC	11,203	1,005,021
MICRON TECH INC	5,000	589,450
MICROSOFT CORP	28,388	11,943,399
NVIDIA CORP	14,672	13,257,032
ON SEMICONDUCTOR CORP (1)	4,525	332,814
ORACLE CORPORATION	6,555	823,374
PALANTIR TECHNOLOGIES INC (1)	4,060	93,421
PHOTRONICS INC (1)	5,757	163,038
QORVO INC (1)	4,322	496,295
QUALCOMM INC	17,053	2,887,073
SKYWORKS SOLUTIONS INC	17,057	1,847,614
SMARTSHEET INC (1)	501	19,289
TERADYNE INC	2,577	290,763
TEXAS INSTRUMENTS INC	26,000	4,529,460
UNIVERSAL DISPLAY CORP	2,922	492,211

		58,806,681

Materials - 0.5%
ROYAL GOLD INC	159	19,368
SYLVAMO CORPORATION	3,695	228,129
VULCAN MATERIALS CO	6,795	1,854,491

		2,101,988

Real Estate Investment Trust - 0.2%
COSTAR GROUP INC (1)	9,552	922,723
Spirit MTA REIT Liquidating Trust (1)(4)	3,461	0

		922,723
Utilities - 0.4%
ENTERGY CORP	3,726	393,764
NEXTERA ENERGY INC	12,489	798,172
XCEL ENERGY INCORPORATED	7,134	383,453

			1,575,389

Total Common Stocks (United States)	(Cost	$168,082,281)	219,375,980

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7%		994	26,152

Total Preferred Stock (United States)	(Cost	$24,845)	26,152

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)		3	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)		3	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)		22	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)		12	0
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)		9	0

Total Warrants (United States)	(Cost	$2,804)	0

Registered Investment Companies - 27.9%

U.S. Fixed Income - 26.4%
Baird Core Plus Bond Fund - Class I		2,695,275	27,114,467
BBH Limited Duration Fund - Class I		62	638
BRANDYWINEGLOBAL HIGH YIELD CLASS I		815,313	8,299,882
DODGE & COX INCOME FUND CLASS I		1,723,074	21,452,270
FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND CLASS Z		776,355	8,384,636
FIDELITY ADVISOR TOTAL BOND FUND CLASS Z		2,951,630	27,922,417
Frost Total Return Bond Fund - Class I		821,860	7,963,823
PGIM Short-Term Corporate Bond Fund - Class R6		1,085	11,369

			101,149,502

International Fixed Income - 1.5%
iShares JP Morgan USD Emerging Markets Bond ETF (5)		63,303	5,676,380

			5,676,380

Total Registered Investment Companies	(Cost	$103,010,793)	106,825,882

Money Market Registered Investment Companies - 14.0%

Meeder Institutional Prime Money Market Fund, 5.33% (2)		53,653,302	53,658,668

Total Money Market Registered Investment Companies	(Cost	$53,622,968)	53,658,668

Total Investments - 99.2%	(Cost	$324,743,691)	379,886,682

Other Assets less Liabilities - 0.8%			2,939,043

Total Net Assets - 100.0%			382,825,725

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		3,845	52,215
Meeder Dynamic Allocation Fund - Retail Class		9,992	147,682
Meeder Muirfield Fund - Retail Class		7,393	74,374
Meeder Conservative Allocation Fund - Retail Class		1,146	26,060

Total Trustee Deferred Compensation	(Cost	$241,131)	300,331

Futures Contracts

	Net Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(10)	6/21/2024	(3,077,400)	(84,082)
Mini MSCI EAFE Index Futures	211	6/21/2024	24,867,405	111,799
Mini MSCI Emerging Markets Index Futures	142	6/21/2024	7,447,900	(67,852)
Russell 2000 Mini Index Futures	203	6/21/2024	21,780,885	541,794
Standard & Poors 500 Mini Futures	(38)	6/21/2024	(10,086,150)	(187,397)

Total Futures Contracts	508		40,932,640	314,262

(@)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$379,886,682	$314,262
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$379,886,682	$314,262

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2024.
(3)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(5)	Exchange-traded fund.
(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.